Capital adequacy and liquidity situation - Capital adequacy (Details) - Separate - SEK (kr) kr in Millions	Jun. 30, 2026	Dec. 31, 2025
Capital adequacy
Common Equity Tier 1 capital ratio	23.30%	23.10%
Tier 1 capital ratio	23.30%	23.10%
Total capital ratio	23.30%	23.10%
Total risk-based capital requirement
Capital base requirement of 8 percent	kr 8,041	kr 7,994
Pillar 2 capital requirements	3,025	3,007
Common Equity Tier 1 capital available to meet buffer requirements	12,334	12,123
Capital buffer requirements	4,083	4,072
of which Capital conservation buffer	2,513	2,498
of which Countercyclical buffer	1,570	1,574
Pillar 2 guidance	1,005	999
Total risk-based capital requirement including Pillar 2 guidance	kr 16,154	kr 16,071
Pillar 2 capital requirements	3.00%	3.00%
Common Equity Tier 1 capital available to meet buffer requirements	12.30%	12.10%
Capital buffer requirements	4.10%	4.10%
of which Capital conservation buffer	2.50%	2.50%
of which Countercyclical buffer	1.60%	1.60%
Pillar 2 guidance	1.00%	1.00%
Total risk-based capital requirement including Pillar 2 guidance	16.10%	16.10%
Individual Pillar 2 requirement	3.01%
Minimum capital requirement, percent	0.08
Additional capital pillar 2 guidance	1.00%
8%
Total risk-based capital requirement
Capital base requirement of 8 percent	kr 8,041	kr 7,993
Capital base requirement of 8 percent	8.00%	8.00%
6%
Total risk-based capital requirement
of which Tier 1 requirement of 6 percent	kr 6,031	kr 5,995
of which Tier 1 requirement of 6 percent	6.00%	6.00%
4.5%
Total risk-based capital requirement
of which minimum requirement of 4.5 percent	kr 4,523	kr 4,496
of which minimum requirement of 4.5 percent	4.50%	4.50%
Minimum capital requirement, percent	0.045
1.5%
Total risk-based capital requirement
Minimum capital requirement, percent	0.015
2%
Total risk-based capital requirement
Minimum capital requirement, percent	0.02